Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stockholders' Equity Attributable to Parent [Abstract]
Stockholders' Equity
6.	Stockholders’ Equity

The Company is authorized to issue 100,000,000 shares of common stock with a par value of $0.00001 per share. On February 15, 2014, the Company issued 30,000,000 shares at $0.005 per share for cash of $150,000.

4.	Stockholders’ Equity

The Company is authorized to issue 100,000,000 shares of common stock with a par value of $0.00001 per share. As of December 31, 2013, no common stock has been issued by the Company.